Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Intangible assets, net
Total	¥ 35,802	¥ 22,316
Less: Accumulated amortization	(15,500)	(12,398)
Intangible assets, net	20,302	9,918		$ 3,111
Amortization expenses	3,817	3,927	¥ 3,682
Trademark
Intangible assets, net
Total	2,900	2,366
Software
Intangible assets, net
Total	24,956	12,958
Copy rights
Intangible assets, net
Total	¥ 7,946	¥ 6,992